Organization and Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
The Company

The Company

Tandem Diabetes Care, Inc. is a medical device company focused on the design, development and commercialization of products for people with insulin-dependent diabetes. The Company is incorporated in the state of Delaware. Unless the context requires otherwise, the terms the “Company” or “Tandem” refer to Tandem Diabetes Care, Inc.

The Company manufactures and sells insulin pump products in the United States that are designed to address large and differentiated needs of the insulin-dependent diabetes market. The Company’s pump products currently include:

•	the t:slim X2 Insulin Delivery System, or t:slim X2, the next-generation flagship product that is updatable and designed to display Dexcom G5 continuous glucose monitoring, or CGM, sensor information directly on the pump Home Screen; and

•	the t:flex Insulin Delivery System, or t:flex, for people with greater insulin needs.

The Company began commercial sales of its first product, t:slim, in August 2012. During 2015, the Company commenced commercial sales of two additional insulin pumps: t:flex in May 2015 and t:slim G4 in September 2015. In October 2016, the Company commenced commercial sales of t:slim X2 and discontinued new sales of t:slim. In August 2017, the Company commenced commercial sales of t:slim X2 with Dexcom G5 Mobile CGM integration, or t:slim X2 with G5, and discontinued new sales of t:slim G4. The Company will continue to provide ongoing service and support to existing t:slim and t:slim G4 customers.

In July 2016, the Company received clearance from the U.S. Food and Drug Administration (“FDA”) to begin offering the Tandem Device Updater, a Mac and PC-compatible tool for the remote update of Tandem insulin pump software.

In July 2016, the Company also announced and launched a Technology Upgrade Program that provided eligible t:slim and t:slim G4 customers a path to obtain t:slim X2, or, as of August 2017, t:slim X2 with G5. Participating customers had the right to exchange their original t:slim and t:slim G4 for a t:slim X2 or t:slim X2 with G5, under a variable pricing structure. The Technology Upgrade Program expired on September 30, 2017.

In September 2017, the Company commenced commercial sales of products using the t:lockTM Connector, or t:lock, which replaces the standard Luer-lok connector that historically joined an infusion set to the cartridge. t:lock incorporates a smaller inner cavity than the Luer-lok connector, which reduces the amount of insulin used in the process and reduces the time required to fill the infusion set tubing.

Effective December 31, 2016, the Company adopted FASB Accounting Standard Codification (“ASC”) Topic 205-40, Presentation of Financial Statements—Going Concern, which requires management to evaluate whether there are relevant conditions and events that, in the aggregate, raise substantial doubt about the entity’s ability to continue as a going concern and to meet its obligations as they become due within one year after the date the financial statements are issued.

The Company has incurred operating losses since its inception and, as reflected in the accompanying financial statements, the Company has an accumulated deficit of $466.2 million as of September 30, 2017, which reflects a net loss of $61.6 million for the nine months ended September 30, 2017. The Company had cash and cash equivalents and short-term investments of $22.5 million at September 30, 2017, including $10.0 million of restricted cash as required by the Company’s term loan agreement (as amended, the “Term Loan Agreement”) with Capital Royalty Partners II, L.P. and its affiliate funds (“Capital Royalty Partners”). The Company used $54.5 million in cash from operations in the nine months ended September 30, 2017. The Company concluded that, at the date the financial statements were issued, it did not have sufficient cash to fund its operations for the next twelve months without additional financing and, therefore, there was substantial doubt about its ability to continue as a going concern within one year after the date the financial statements were issued.

On October 9, 2017, the Company effected a 1-for-10 reverse stock split of its issued and outstanding shares of common stock. The par value per share and the authorized number of shares of common stock and preferred stock were not adjusted as a result of the reverse stock split. All common stock share and per-share amounts for all periods presented in these condensed financial statements have been adjusted to reflect the reverse stock split. The number of authorized shares of common stock remains at 100 million shares.

The Company completed a registered public offering on October 17, 2017, or the October Financing, which resulted in gross proceeds to the Company of $16.2 million, before deducting underwriting discounts and commissions and other offering expenses (see Note 9 “Subsequent Event”). As part of the October Financing, the Company issued 4,630,000 shares of common stock, Series A warrants to purchase 4,630,000 shares of common stock and Series B warrants to purchase 4,630,000 shares of common stock, at a public offering price of $3.50 per share and accompanying warrants. The Series A warrants have an exercise price of $3.50 per share, are immediately exercisable, and will expire on the 5-year anniversary of the date of issuance. The Series B warrants have an exercise price of $3.50 per share, are immediately exercisable, and will expire on the 6-month anniversary of the date of issuance. Each series of warrants, if exercised by all holders in full, may result in additional gross proceeds of $16.2 million to the Company. As a result of the completion of the financing, the Company has satisfied the equity financing covenant in the Term Loan Agreement (see Note 6, “Term Loan Agreement”), although it remains subject to additional covenants.

The Company believes it will be necessary to raise additional funding. The Company intends to seek additional capital from public or private offerings of its capital stock or it may elect to borrow additional amounts under new debt financing arrangements or from other sources. If the Company issues equity or convertible debt securities to raise additional funding, its existing stockholders may experience dilution, it may incur significant financing costs, and the new equity or convertible debt securities may have rights, preferences and privileges senior to those of its existing stockholders. If the Company issues debt securities to raise additional funding, it would incur additional debt service obligations, it could become subject to additional restrictions limiting its ability to operate its business, and it may be required to further encumber its assets. The Company’s ability to continue as a going concern, meet its minimum liquidity requirements, satisfy the covenants under the Term Loan Agreement, and execute its business strategy is dependent on its ability to raise significant additional capital, of which there can be no assurance. If the Company cannot generate sufficient revenues from the sale of its products or secure additional financing on acceptable terms, it may be forced to significantly alter its business strategy, substantially curtail or modify its current operations, or cease operations altogether.

The Company

Tandem Diabetes Care, Inc. is a medical device company focused on the design, development and commercialization of products for people with insulin-dependent diabetes. The Company is incorporated in the state of Delaware. Unless the context requires otherwise, the terms the “Company” or “Tandem” refer to Tandem Diabetes Care, Inc.

The Company manufactures and sells insulin pump products in the United States that are designed to address large and differentiated needs of the insulin-dependent diabetes market. During 2016, the Company’s pump products included:

•	the t:slim Insulin Delivery System, or t:slim,

•	the t:flex Insulin Delivery System, or t:flex,

•	the t:slim G4 Insulin Delivery System, or t:slim G4, and

•	the t:slim X2 Insulin Delivery System, or t:slim X2.

The Company began commercial sales of its first product, t:slim, in August 2012. During 2015, the Company commenced commercial sales of two additional insulin pumps: t:flex in May 2015 and t:slim G4 in September 2015.

In July 2016, the Company received clearance from the U.S. Food and Drug Administration (“FDA”) to begin offering the Tandem Device Updater, a Mac and PC-compatible tool for the remote update of Tandem insulin pump software.

In July 2016, the Company announced and launched a Technology Upgrade Program that provides eligible t:slim and t:slim G4 customers a path to obtain t:slim X2. Participating customers have the right to exchange their original t:slim and t:slim G4 for a t:slim X2, under a variable pricing structure. The Technology Upgrade Program expires on September 30, 2017.

In October 2016, the Company began shipping t:slim X2. As a result, the Company discontinued new shipments of t:slim, though the Company will continue to provide ongoing service and support to existing t:slim customers.

For the year ended December 31, 2016, the Company has adopted FASB Accounting Standard Codification ASC Topic 205-40, Presentation of Financial Statements – Going Concern, which requires that management evaluate whether there are relevant conditions and events that, in the aggregate, raise substantial doubt about the entity’s ability to continue as a going concern and to meet its obligations as they become due within one year after the date that the financial statements are issued.

On October 9, 2017, the Company effected a 1-for-10 reverse stock split of its issued and outstanding shares of common stock. The par value per share and the authorized number of shares of common stock and preferred stock were not adjusted as a result of the reverse stock split. All common stock share and per-share amounts for all periods presented in these financial statements have been adjusted to reflect the reverse stock split. The number of authorized shares of common stock remains at 100 million shares.

The Company has incurred operating losses since its inception and, as reflected in the accompanying financial statements, the Company has an accumulated deficit of $404.6 million as of December 31, 2016, which includes a net loss of $83.4 million for the year ended December 31, 2016. Additionally, the Company used $61.2 million in cash for operations in the year ended December 31, 2016, which exceeded cash and cash equivalents and short-term investments of $53.5 million at December 31, 2016. The Company concluded that, at the date its financial statements for the year ended December 31, 2016 were issued, it did not have sufficient cash to fund its operations through December 31, 2017 without additional financing and, therefore, there was substantial doubt about its ability to continue as a going concern within one year after the date the financial statements were issued.

As a result, the audit report contained in the accompanying financial statements includes an explanatory paragraph that describes conditions that raise substantial doubt about the Company’s ability to continue as a going concern. This explanatory paragraph could constitute a potential event of default under the Company’s existing term loan agreement (as amended by Consent and Amendment Agreement, dated June 20, 2014, Omnibus Amendment Agreement No. 2, dated February 23, 2015, Amendment No. 3 to Term Loan Agreement, dated January 8, 2016, and Waiver and Amendment No. 4 to Term Loan Agreement, dated March 7, 2017, the “Term Loan Agreement”) with Capital Royalty Partners II L.P. and its affiliate funds (“Capital Royalty Partners”). Accordingly, on March 7, 2017, the Company entered into an amendment to the terms of the Term Loan Agreement (the “Fourth Amendment”) that included a limited waiver of the potential event of default that could have occurred due to the explanatory paragraph included in the audit report. (See Note 5 “Term Loan Agreement” and Note 12 “Subsequent Event.”)

The financial statements included in this prospectus have been prepared on a basis that assumes that the Company will continue as a going concern, and do not include any adjustments that may result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of the Company’s liabilities and commitments in the normal course of business and does not include any adjustments to reflect the possible future effects of the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company believes that it will be necessary to raise additional funding in the form of an equity financing from the sale of common stock. The Company may in the future seek additional capital from public or private offerings of its capital stock or it may elect to borrow additional amounts under new credit lines or from other sources. If the Company issues equity or debt securities to raise additional funds, its existing stockholders may experience dilution, it may incur significant financing costs, and the new equity or debt securities may have rights, preferences and privileges senior to those of its existing stockholders. The Company’s ability to continue as a going concern, meet its minimum liquidity requirements in the future or satisfy the other covenants under the Term Loan Agreement is dependent on its ability to raise significant additional capital, of which there can be no assurance. If the Company cannot generate sufficient revenues from the sale of its products or secure additional financing on acceptable terms, it may be forced to significantly alter its business strategy, substantially curtail its current operations, or cease operations altogether.

Basis of Presentation

Basis of Presentation

The Company has prepared the accompanying unaudited condensed financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments which are of a normal and recurring nature, considered necessary for a fair presentation of the financial information contained herein, have been included.

Interim financial results are not necessarily indicative of results anticipated for the full year or any other period(s). These unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and accompanying footnotes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016 (“Annual Report”), from which the balance sheet information herein was derived. These unaudited condensed financial statements exclude disclosures required by U.S. GAAP for complete financial statements.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the Company’s realization of assets and satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to raise additional equity or refinance its existing debt and ultimately, to attain profitability. There is no assurance that the Company will be successful in raising additional funds or that, if it does raise additional funds, that it will be able to attain profitability or even continue in business.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make informed estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities in the Company’s financial statements and accompanying footnotes as of the date of the financial statements. Actual results could materially differ from those estimates and assumptions.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make informed estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities in the Company’s financial statements and accompanying notes as of the date of the financial statements. Actual results could differ materially from those estimates and assumptions.

Restricted Cash

Restricted Cash

The Company recorded $10.0 million and $2.0 million of restricted cash as of September 30, 2017 and December 31, 2016, respectively, for the minimum cash balance requirement in connection with the Term Loan Agreement (see Note 6, “Term Loan Agreement”).

Restricted Cash

Restricted cash as of December 31, 2016 and 2015 was comprised of a $2.0 million minimum cash balance requirement in connection with the Term Loan Agreement (see Note 5, “Term Loan Agreement”).

Accounts Receivable

Accounts Receivable

The Company grants credit to various customers in the normal course of business. The Company maintains an allowance for doubtful accounts for potential credit losses. Provisions are made based on historical experience, assessment of specific risk, specific review of outstanding invoices, and various additional assumptions and estimates that are believed to be reasonable under the circumstances. Uncollectible accounts are written off against the allowance after appropriate collection efforts have been exhausted and when it is deemed that a balance is uncollectible.

Accounts Receivable

The Company grants credit to various customers in the normal course of business. The Company maintains an allowance for doubtful accounts for potential credit losses. Provisions are made based on historical experience, assessment of specific risk, specific review of outstanding invoices or various assumptions and estimates that are believed to be reasonable under the circumstances. Uncollectible accounts are written off against the allowance after appropriate collection efforts have been exhausted and when it is deemed that a balance is uncollectible.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, and employee-related liabilities are reasonable estimates of their fair values because of the short-term nature of these assets and liabilities. Short-term investments are carried at fair value. Based on the borrowing rates currently available for loans with similar terms, the Company believes that the fair value of its long-term notes payable approximates its carrying value.

Certain trade-in rights offered by the Company pursuant to the Technology Upgrade Program to certain eligible customers, have been determined to be guarantees under applicable accounting guidance. The Company recorded a liability for the estimated fair value of the guarantees at their inception. The Program expired on September 30, 2017, at which time the remaining guarantee liabilities of $1.1 were recognized as sales. For further details regarding these guarantees, see the information included under the heading “Revenue Recognition” within this Note 2, as well as the information in Note 5, “Fair Value Measurements.”

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued expense, and employee-related liabilities are reasonable estimates of their fair values because of the short-term nature of these assets and liabilities. Short-term investments and foreign exchange forward contracts that are not designated as hedges are carried at fair value. Based on the borrowing rates currently available for loans with similar terms, the Company believes that the fair value of its long-term notes payable approximates its carrying value.

The Company offers to certain eligible customers trade-in rights which are determined to be guarantees. The Company records a liability for the estimated fair value of the guarantee at its inception. If actual results differ significantly from these estimates, the Company’s results of operations could be materially affected. For further details regarding our guarantees, see the following section “Revenue Recognition” within Note 2 and Note 4, “Fair Value Measurements.”

Revenue Recognition

Revenue Recognition

Revenue is generated primarily from sales in the United States of insulin pumps, disposable cartridges and infusion sets to individual customers and third-party distributors that resell the product to insulin-dependent diabetes customers. The Company is paid directly by customers who use the products, distributors and third-party insurance payors.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred and title passed, the price is fixed or determinable, and collectability is reasonably assured.

Trade-In Rights

The Company launched a Technology Upgrade Program in 2016, which expired September 30, 2017. The trade-in rights associated with the Program were accounted for as guarantees or rights to return based on specific factors and circumstances, including the period of time the trade-in rights were exercisable, the likelihood that the trade-in rights would be exercised, and the amount of the specified-price trade-in value.

The Company determined that trade-in rights for t:slim G4 Pump customers were generally guarantees. The Company accounted for the guarantees under applicable accounting standards, which require a guarantor to recognize, at the inception of the guarantees, a liability for the estimated fair value of the obligation undertaken in issuing the guarantees. Subsequently, the initial liability recognized for the guarantees was reduced as the Company was released from the risk under the guarantees, which was when the trade-in right was exercised or the right expired. The guarantees were accounted for as an element of a multiple element arrangement. The estimated fair value of the guarantees was based on various economic and customer behavioral assumptions, including the probability that a trade-in right would be exercised, the specified trade-in amount, the expected fair value of the used t:slim G4 Pump at trade-in and the expected sales price of a t:slim X2 Pump. Upon expiration of the Program at September 30, 2017, the remaining guarantee liabilities of $1.1 were recognized as sales compared to $1.2 million recorded as guarantee liabilities in other current liabilities on the accompanying balance sheets, as of September 30, 2017 and December 31, 2016, respectively.

The Company determined that t:slim Pump trade-in rights were in-substance rights to return products. Such rights to return were accounted for pursuant to the right of return accounting guidance. As the Company did not have sufficient history to reasonably estimate returns associated with trade-in rights, all eligible t:slim Pump sales between July 2016 and October 2016, which is when the Company discontinued new shipments of t:slim, were recorded as deferred revenue until the trade-in right was exercised or the right expired. Despite expiration of the Program at September 30, 2017, the Company recorded $0.2 million for upgrades requested but not yet fulfilled compared to $3.2 million as a trade-in rights reserve in deferred revenue on the accompanying balance sheets, as of September 30, 2017 and December 31, 2016, respectively.

Revenue Recognition for Arrangements with Multiple Deliverables

The Company considers the deliverables in its product offering as separate units of accounting and recognizes deliverables as revenue upon delivery only if (i) the deliverable has standalone value and (ii) the arrangement includes a general right of return relative to the delivered item(s) and delivery or performance of the undelivered item(s) is probable and substantially controlled by the Company. The Company allocates consideration to the separate units of accounting, unless the undelivered elements were deemed perfunctory and inconsequential. The amount of the determined guarantee fair value is allocated in full to the guarantee and the remaining allocable consideration is allocated to other separate units of accounting using the relative selling price method, in which allocation of consideration is based on vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”), or if VSOE and TPE are not available, management’s best estimate of a standalone selling price (“ESP”) for the undelivered elements.

The Company offers a cloud-based data management application, t:connect, which is made available to customers upon purchase of any of its insulin pumps. In July 2016, the Company received clearance from the FDA to begin offering the Tandem Device Updater, a Mac and PC-compatible tool for the remote update of Tandem insulin pump software. Utilizing Tandem Device Updater, the Company may from time to time provide future unspecified software upgrades to the insulin pump’s essential software. The t:connect service and the embedded right included with qualifying insulin pumps to receive, on a when-and-if-available basis, future unspecified software upgrades relating to the product’s essential software are deemed undelivered elements at the time of the insulin pump sale. Because the Company has neither VSOE nor TPE for these deliverables, the allocation of revenue is based on the Company’s ESP. The Company establishes its ESP based on the estimated cost to provide such services, including consideration for a reasonable profit margin, which is then corroborated by comparable market data. The Company allocates fair value based on management’s ESP to these elements at the time of sale and recognizes the revenue over a four-year period, which is the hosting period for t:connect and the period that software upgrades are expected to be provided. At September 30, 2017 and December 31, 2016, $1.8 million and $1.6 million, respectively, were recorded as deferred revenue for these undelivered elements. All other undelivered elements at the time of sale are deemed inconsequential or perfunctory.

Product Returns

The Company offers a 30-day right of return to its customers from the date of shipment of any of its insulin pumps, provided a physician’s confirmation of the medical reason for the return is received. Estimated allowances for sales returns are based on historical returned quantities as compared to pump shipments in those same periods of return. The return rate is then applied to the sales of the current period to establish a reserve at the end of the period. The return rates used in the reserve are adjusted for known or expected changes in the marketplace when appropriate. The allowance for product returns is recorded as a reduction of revenue and accounts receivable in the period in which the related sale is recorded. The amount recorded on the Company’s balance sheets for product return allowance was $0.2 million and $0.2 million at September 30, 2017 and December 31, 2016, respectively. Actual product returns have not differed materially from estimated amounts reserved in the accompanying condensed financial statements.

Revenue Recognition

Revenue is generated from sales in the United States of insulin pumps, disposable cartridges and infusion sets to individual customers and third-party distributors that resell the product to insulin-dependent diabetes customers. The Company is paid directly by customers who use the products, distributors and third-party insurance payors.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred and title passed, the price is fixed or determinable, and collectability is reasonably assured.

Trade-In Rights

The trade-in rights associated with the Company’s Technology Upgrade Program are accounted for as guarantees or rights to return based on specific factors and circumstances, including the period of time the trade-in rights are exercisable, the likelihood that the trade-in rights will be exercised, and the amount of the specified-price trade-in value.

The Company has determined that trade-in rights for t:slim G4 Pump customers are guarantees. The Company accounts for the guarantees under applicable accounting standards, which require a guarantor to recognize, at the inception of a guarantee, a liability for the estimated fair value of the obligation undertaken in issuing certain guarantees. Subsequently, the initial liability recognized for the guarantee is reduced as the Company is released from the risk under the guarantee, which is when the trade-in right is exercised or the right expires. The guarantee is accounted for as an element of a multiple element arrangement. The estimated fair value of the guarantees are based on various economic and customer behavioral assumptions, including the probability of a trade-in, the specified trade-in amount, the expected fair value of the used t:slim G4 Pump at trade-in and the expected sales price of the t:slim X2 Pump. At December 31, 2016, $1.2 million was recorded as a guarantee liability in other current liabilities on the accompanying balance sheet.

The Company has determined that t:slim Pump trade-in rights are in-substance rights to return products. Such rights to return are accounted for pursuant to the right of return accounting guidance. As the Company does not have sufficient history to reasonably estimate returns associated with trade-in rights, all eligible t:slim Pump sales between July 1, 2016 and December 31, 2016 were recorded as deferred revenue until the trade-in right is exercised or the right expires. At December 31, 2016, $3.2 million was recorded as a trade-in rights reserve in deferred revenue on the accompanying balance sheet.

Revenue Recognition for Arrangements with Multiple Deliverables

The Company considers the deliverables in its product offering as separate units of accounting and recognizes deliverables as revenue upon delivery only if (i) the deliverable has standalone value and (ii) if the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is probable and substantially controlled by the Company. The Company allocates consideration to the separate units of accounting, unless the undelivered elements were deemed perfunctory and inconsequential. The amount of the determined guarantee fair value is allocated in full to the guarantee and the remaining allocable consideration is allocated to other separate units of accounting using the relative selling price method, in which allocation of consideration is based on vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”), or if VSOE and TPE are not available, management’s best estimate of a standalone selling price (“ESP”) for the undelivered elements.

The Company offers a cloud-based data management application, t:connect, which is made available to customers upon purchase of any of its insulin pumps. In July 2016, the Company received clearance from the FDA to begin offering the Tandem Device Updater, a Mac and PC-compatible tool for the remote update of Tandem insulin pump software. Utilizing Tandem Device Updater, the Company may from time to time provide future unspecified software upgrades to the insulin pump’s essential software. The t:connect service and the embedded right included with qualifying insulin pumps to receive, on a when-and-if-available basis, future unspecified software upgrades relating to the product’s essential software are deemed undelivered elements at the time of the insulin pump sale. Because the Company has neither VSOE nor TPE for these deliverables, the allocation of revenue is based on the Company’s ESP. The Company establishes its ESP based on the estimated cost to provide such services, including consideration for a reasonable profit margin, which is then corroborated by comparable market data. The Company allocates fair value based on management’s ESP to these elements at the time of sale and recognizes the revenue over a four-year period, which is the hosting period for t:connect and the period that software upgrades are expected to be provided. At December 31, 2016 and 2015, $1.6 million and $1.1 million were recorded as deferred revenue for these undelivered elements, respectively. All other undelivered elements at the time of sale are deemed inconsequential or perfunctory.

Product Returns

The Company offers a 30-day right of return to its customers from the date of shipment of any of its insulin pumps, provided a physician’s confirmation of the medical reason for the return is received. Estimated allowances for sales returns are based on historical returned quantities as compared to pump shipments in those same periods of return. The return rate is then applied to the sales of the current period to establish a reserve at the end of the period. The return rates used in the reserve are adjusted for known or expected changes in the marketplace when appropriate. The allowance for product returns is recorded as a reduction of revenue and accounts receivable in the period in which the related sale is recorded. The amount recorded on the Company’s balance sheet for product return allowance was $0.2 million and $0.3 million at December 31, 2016 and 2015, respectively. Actual product returns have not differed materially from estimated amounts reserved in the accompanying financial statements.

Warranty Reserve

Warranty Reserve

The Company generally provides a four-year warranty on its insulin pumps to end user customers and may replace any pumps that do not function in accordance with the product specifications. Insulin pumps returned to the Company may be refurbished and redeployed. Additionally, the Company offers a six-month warranty on disposable cartridges and infusion sets. Estimated warranty costs are recorded at the time of shipment. Warranty costs are estimated based on the current expected product replacement cost and expected replacement rates based on historical experience. The Company evaluates the reserve quarterly and makes adjustments when appropriate. Changes to the actual replacement rates or the expected product replacement cost could have a material impact on the Company’s warranty reserve.

At September 30, 2017 and December 31, 2016, the warranty reserve was $4.8 million and $5.7 million, respectively. The following table provides a reconciliation of the change in product warranty liabilities from December 31, 2016 through September 30, 2017 (in thousands):

Balance at December 31, 2016	$5,690
Provision for warranties issued during the period	4,110
Settlements made during the period	(5,240)
Increases in warranty estimates	190

Balance at September 30, 2017	$4,750

Current portion	$2,080
Non-current portion	2,670

Total	$4,750

Warranty Reserve

The Company generally provides a four-year warranty on its insulin pumps to end user customers and may replace any pumps that do not function in accordance with the product specifications. Insulin pumps returned to the Company may be refurbished and redeployed. Additionally, the Company offers a six-month warranty on disposable cartridges and infusion sets. Estimated warranty costs are recorded at the time of shipment. Warranty costs are estimated based on the current expected replacement product cost and expected replacement rates based on historical experience. The Company evaluates the reserve quarterly and makes adjustments when appropriate. Changes to the actual replacement rates and actual replacement product costs could have a material impact on the Company’s estimated liability.

At December 31, 2016 and December 31, 2015, the warranty reserve was $5.7 million and $3.5 million, respectively. The following table provides a reconciliation of the change in estimated warranty liabilities for the years ended December 31, 2016 and 2015:

	December 31,
(in thousands)	2016	2015
Balance at beginning of the year	$3,547	$1,974
Provision for warranties issued during the period	8,830	1,948
Settlements made during the period	(8,739)	(4,373)
Increases in warranty estimates	2,052	3,998

Balance at end of the year	$5,690	$3,547

Current portion	$2,302	$1,050
Non-current portion	$3,388	2,497

Total	$5,690	$3,547

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the estimated fair value of the award, and the portion that is ultimately expected to vest is recognized as compensation expense over the requisite service period on a straight-line basis. The Company estimates the fair value of stock options issued under the Company’s 2013 Stock Incentive Plan (“2013 Plan”) and shares issued under the Company’s 2013 Employee Stock Purchase Plan (“ESPP”) using a Black-Scholes option-pricing model on the date of grant. The Black-Scholes option-pricing model requires the use of subjective assumptions about a number of key variables, including stock price volatility, expected term, and risk-free interest rate. For awards that vest based on the achievement of service conditions, the Company recognizes expense using the straight-line method less estimated forfeitures based on historical experience.

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the estimated fair value of the award, and the portion that is ultimately expected to vest is recognized as compensation expense over the requisite service period on a straight-line basis. The Company estimates the fair value of stock options issued under the Company’s 2013 Stock Incentive Plan (“2013 Plan”) and shares issued under the Company’s 2013 Employee Stock Purchase Plan (“ESPP”) using a Black-Scholes option-pricing model on the date of grant. The Black-Scholes option-pricing model requires the use of subjective assumptions including volatility, expected term, and risk-free rate. For awards that vest based on service conditions, the Company recognizes expense using the straight-line method less estimated forfeitures based on historical experience.

The Company records the expense for stock option grants to non-employees based on the estimated fair value of the stock options using the Black-Scholes option-pricing model. The fair value of non-employee awards is remeasured at each reporting period as the underlying awards vest unless the instruments are fully vested, immediately exercisable and nonforfeitable on the date of grant.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is calculated by dividing the net loss by the weighted average number of common shares that were outstanding for the period, without consideration for common stock equivalents.

Diluted net loss per share is calculated by dividing the net loss by the sum of the weighted average number of common shares that were outstanding for the period and the weighted-average number of dilutive common share equivalents outstanding for the period determined using the treasury stock method. Dilutive common share equivalents are comprised of warrants, options outstanding under the Company’s equity incentive plans, and shares subject to issuance pursuant to the ESPP. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss position.

Potentially dilutive securities not included in the calculation of diluted net loss per share (because inclusion would be anti-dilutive) are as follows (in thousands, in common stock equivalent shares):

	Nine Months Ended September 30,
	2017	2016
Common stock warrants	—	99
Common stock options	3	262
ESPP	—	7

	3	368

Net Loss Per Share

Basic net loss per share is calculated by dividing the net loss by the weighted average number of common shares that were outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share is calculated by dividing the net loss by the sum of the weighted-average number of dilutive common share equivalents outstanding for the period determined using the treasury stock method. Dilutive common share equivalents are comprised of warrants, potential awards granted pursuant to the ESPP, and options outstanding under the Company’s other equity incentive plans. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss position.

Potentially dilutive securities not included in the calculation of diluted net loss per share (because inclusion would be anti-dilutive) are as follows (in common stock equivalent shares, in thousands):

	Year Ended December 31,
	2016	2015	2014
Warrants for common stock	—	99	100
Common stock options	151	201	223
ESPP	2	0	0

	153	3,00	323

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2016, the Financial Accounting Standards Board (“FASB”) issued new guidance that clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows. The guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The guidance is effective for public companies for fiscal years beginning after December 15, 2017, and interim periods within those years. The Company does not believe the adoption of the standard will have a material impact on the Company’s statement of cash flow.

In June 2016, FASB issued a new credit loss standard that changes the impairment model for most financial assets and certain other instruments. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods within those years. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods within those years. The Company is in the process of assessing the impact of the adoption of the standard on its financial statements.

In March 2016, FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718) (“ASU 2016-09”), which is intended to simplify several areas of accounting for share-based payment arrangements. The amendments in this update cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. ASU 2016-09 is effective for fiscal years beginning after December 15, 2016, and interim periods within those annual periods. The Company adopted this standard in the first quarter of 2017. The Company had excess tax benefits for which a benefit could not previously be recognized of approximately $656,000 as of December 31, 2016. Upon adoption, the balance of the unrecognized excess tax benefits was reversed with the impact recorded to (accumulated deficit) retained earnings, including any change to the valuation allowance as a result of the adoption. Due to the full valuation allowance on the U.S. deferred tax assets as of December 31, 2016, there was no impact to the financial statements as a result of this adoption.

In February 2016, FASB issued final guidance for lease accounting. The new guidance requires lessees to put most leases on their balance sheet but to recognize expenses on their income statement in a manner similar to current accounting principles. The new guidance also eliminates the current real estate-specific provisions for all entities. The standard is effective for public companies for annual periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted for all entities. The Company is in the process of assessing the impact of the adoption of the standard on its financial statements.

In May 2014, FASB and the International Accounting Standards Board issued a comprehensive new revenue recognition standard (“Revenue from Contracts with Customers Standard”) that will supersede existing revenue guidance under U.S. GAAP and International Financial Reporting Standards. The Revenue from Contracts with Customers Standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under current guidance. The Revenue from Contracts with Customers Standard will be effective for the Company beginning in its first quarter of 2018, and early adoption is permitted.

Subsequently, FASB issued the following standards related to Revenue from Contracts with Customers Standard: Principal versus Agent Considerations; Identifying Performance Obligations and Licensing; and Narrow-Scope Improvements and Practical Expedients (collectively, the “new revenue standards”). The new revenue standards may be applied retrospectively to each prior period presented (full retrospective method) or retrospectively with the cumulative effect recognized as of the date of adoption (the modified retrospective method). The Company currently expects to adopt the new revenue standards in the first quarter of 2018 utilizing the modified retrospective method. The Company currently believes that the adoption will not have a material impact on the recognition of revenues for the sale of its products through third-party distributors and insurance payors with whom it has contractual arrangements, which generally comprise approximately 99% of its sales. Additionally, the Company has given consideration to the accounting for warranty and commissions and does not anticipate a material change to its current method of expense recognition. As of September 30, 2017, the Company has not determined the full impact the adoption of the new revenue standard may have on its reported revenue or results of operations.

Recent Accounting Pronouncements

In August 2016, the Financial Accounting Standards Board (“FASB”) issued new guidance that clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows. The guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The guidance is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those years. The Company does not believe the adoption of the standard will have a material impact on the Company’s statement of cash flow.

In June 2016, FASB issued a new credit loss standard that changes the impairment model for most financial assets and certain other instruments. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods within those years. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods within those years. The Company is in the process of assessing the impact of the adoption of the standard on its financial statements.

In March 2016, FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718) (“ASU 2016-09”), which is intended to simplify several areas of accounting for share-based payment arrangements. The amendments in this update cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. ASU 2016-09 is effective for fiscal years beginning after December 15, 2016, and interim periods within those annual periods. The Company will adopt this standard beginning in the first quarter of 2017. The Company has excess tax benefits for which a benefit could not previously be recognized of approximately $656,000. Upon adoption, the balance of the unrecognized excess tax benefits will be reversed with the impact recorded to (accumulated deficit) retained earnings, including any change to the valuation allowance as a result of the adoption. Due to the full valuation allowance on the U.S. deferred tax assets as of December 31, 2016, the Company does not expect any impact to the financial statements as a result of this adoption in the first quarter of 2017.

In February 2016, FASB issued final guidance for lease accounting. The new guidance requires lessees to put most leases on their balance sheet but to recognize expenses on their income statement in a manner similar to today’s accounting. The new guidance also eliminates today’s real estate-specific provisions for all entities. The standard is effective for public business entities for annual periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted for all entities. The Company is in the process of assessing the impact of the adoption of the standard on its financial statements.

In April 2015, FASB issued new guidance, which amended requirements that require debt issuance costs, related to a recognized debt liability, to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, effective for the Company beginning January 1, 2016 and applied retroactively for all consolidated balance sheets presented. The Company applied the amended presentation requirements in the first quarter 2016, which resulted in the reclassification of $0.4 million of debt issuance costs in the Company’s balance sheet from other long-term assets to long-term notes payable at December 31, 2015.

In August 2014, FASB issued an accounting standards update, which requires management of public and private companies to evaluate whether there are conditions and events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the financial statements are issued (or available to be issued when applicable) and, if so, to disclose that fact. Management is required to make this evaluation for both annual and interim reporting periods, if applicable. Management is also required to evaluate and disclose whether its plans alleviate that doubt. The standard is effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. The Company adopted this standard as of December 31, 2016 and has included the expanded discussion on going concern above (see Note 1 “The Company”).

In May 2014, FASB and the International Accounting Standards Board issued a comprehensive new revenue recognition standard (“Revenue from Contracts with Customers Standard”) that will supersede existing revenue guidance under U.S. GAAP and International Financial Reporting Standards. The Revenue from Contracts with Customers Standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under current guidance. The Revenue from Contracts with Customers Standard will be effective for the Company beginning in its first quarter of 2018, and early adoption is permitted.

Subsequently, FASB issued the following standards related to Revenue from Contracts with Customers Standard: Principal versus Agent Considerations; Identifying Performance Obligations and Licensing; and Narrow-Scope Improvements and Practical Expedients. (collectively, the “new revenue standards”).

The new revenue standards may be applied retrospectively to each prior period presented (full retrospective method) or retrospectively with the cumulative effect recognized as of the date of adoption (the modified retrospective method). The Company currently expects to adopt the new revenue standards in its first quarter of 2018 utilizing the modified retrospective method. The Company has begun assessing the impact of the adoption of the new revenue standards on its financial statements, and will not know whether there will be any impact of adoption until its assessment is completed sometime later in 2017.

Segment Reporting

Segment Reporting

Operating segments are identified as components of an enterprise about which segment discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. To date, the Company has viewed its operations and managed its business as one segment, operating in the United States.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less from the date of purchase and that can be liquidated without prior notice or penalty, to be cash equivalents.

Short Term Investments

Short-Term Investments

Based on the nature of the assets, the Company’s short-term investments are classified as either available-for-sale or trading securities. Such securities are carried at fair value as determined by prices for identical or similar securities at the balance sheet date. The Company’s short-term investments consist of Level 1 and Level 2 financial instruments in the fair value hierarchy. The net unrealized gains or losses on available-for-sale securities are reported as a component of other comprehensive loss within the statements of operations and accumulated other comprehensive (loss) income as a separate component of stockholders’ equity (deficit) on the balance sheets. Unrealized gains or losses on trading securities are reported as a component of other income or expense within the statements of operations. At December 31, 2016 and 2015, the Company had no investments that were classified as held-to-maturity. The Company determines the realized gains or losses of available-for-sale securities using the specific identification method and includes net realized gains and losses as a component of other income or expense within the statements of operations. The Company periodically reviews available-for-sale securities for other than temporary declines in fair value below the cost basis whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. To date, no other than temporary declines in fair value have been identified.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, short-term investments and accounts receivable. The Company maintains deposit accounts in federally insured financial institutions in excess of federally insured limits. The Company also maintains investments in money market funds that are not federally insured. Additionally, the Company has established guidelines regarding investment instruments and their maturities, which are designed to maintain preservation of principal and liquidity.

The following table summarizes customers who accounted for 10% or more of net accounts receivable:

	December 31,
	2016	2015
Edgepark Medical Supplies, Inc.	15.2%	16.4%
Byram Healthcare	14.7%	21.8%

The following table summarizes customers who accounted for 10% or more of sales for the periods presented:

	December 31,
	2016	2015	2014
Edgepark Medical Supplies, Inc.	18.7%	17.8%	16.0%
Byram Healthcare	14.0%	17.2%	10.9%
Solara Medical Supplies, Inc.	10.7%	N/A	N/A
CCS Medical	N/A	N/A	11.6%

Inventories

Inventories

Inventories are valued at the lower of cost or market (net realizable value), determined by the first-in, first-out method. Inventory is recorded using standard cost, including material, labor and overhead costs, at December 31, 2016 and 2015. The Company periodically reviews inventories for potential impairment based on quantities on hand, expectations of future use, judgments based on quality control testing data and assessments of the likelihood of scrapping or obsoleting certain inventories.

Long Lived Assets

Long Lived Assets

Property and Equipment

Property and equipment, which primarily consist of office furniture and equipment, manufacturing equipment, scientific equipment, computer equipment, and leasehold improvements, are stated at cost. Property and equipment are depreciated over the estimated useful lives of the assets, generally three to seven years, using the straight-line method. Leasehold improvements are amortized over the lesser of the estimated useful lives of the assets or the remaining lease term. Maintenance and repair costs are expensed as incurred.

Patents

Costs associated with the purchase or licensing of patents associated with the Company’s commercialized products are capitalized. The Company reviews its capitalized patent costs periodically to determine that they have future value and an alternative future use. Costs related to patents that the Company is not actively pursuing for commercial purposes are expensed. The Company amortizes patent costs over the lesser of the duration of the patent term or the estimated useful lives of 10 years, beginning with the date the patents are issued or acquired.

The Company periodically re-evaluates the original assumptions and rationale utilized in the establishment of the carrying value and estimated lives of all of its long-lived assets, including property and equipment and acquired patents. The determinants used for this evaluation include management’s estimate of the asset’s ability to generate positive income from operations and positive cash flow in future periods as well as the strategic significance of the asset to the Company’s business objective. The Company has not recognized any impairment losses through December 31, 2016.

Deferred Rent

Deferred Rent

Rent expense on noncancelable leases containing known future scheduled rent increases is recorded on a straight-line basis over the term of the respective leases beginning when the Company takes possession of the leased property. The difference between rent expense and rent paid is accounted for as deferred rent. The current portion of deferred rent was included in other current liabilities on the Company’s balance sheet. Landlord improvement allowances and other such lease incentives are recorded as property and equipment and as deferred rent and are amortized on a straight-line basis as a reduction to rent expense.

Research and Development Costs

Research and Development Costs

All research and development costs are charged to expense as incurred. Such costs include personnel-related costs, including stock-based compensation, supplies, license fees, development prototypes, outside design and testing services, depreciation, allocated facilities and information services, milestone payments under the Company’s development and commercialization agreements and other indirect costs.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Deferred income tax assets or liabilities are recognized based on the temporary differences between financial statement and income tax bases of assets and liabilities using enacted tax rates in effect for the years in which the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

The Company is required to file federal and state income tax returns in the United States and various other state jurisdictions. The preparation of these income tax returns requires the Company to interpret the applicable tax laws and regulations in effect in such jurisdictions, which could affect the amount of tax paid by the Company. An amount is accrued for the estimate of additional tax liability, including interest and penalties, for any uncertain tax positions taken or expected to be taken in an income tax return. The Company reviews and updates the accrual for uncertain tax positions as more definitive information becomes available. For further information, see Note 7, “Income Taxes.”

Advertising Costs

Advertising Costs

The Company expenses advertising costs as they are incurred. For the years ended December 31, 2016, 2015 and 2014, advertising costs were $0.9 million, $1.0 million, and $1.5 million, respectively.

Shipping and Handling Expenses		Shipping and Handling Expenses Shipping and handling expenses associated with product delivery are included within cost of sales in the Company’s statements of operations.
Comprehensive Loss

Comprehensive Loss

All components of comprehensive loss, including net loss, are reported in the financial statements in the period in which they are recognized. Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources, including unrealized gains and losses on marketable securities.

Reclassifications		Reclassifications Certain reclassifications of prior year amounts have been made to conform to the current year presentation.